Filed Pursuant to Rule 485(b)
                                                  Registration No.      2-71299
                                                                       811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
         Pre-Effective Amendment No.                                       ---
         Post-Effective Amendment No.   74                                  X

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
         Amendment No.   75                                                 X

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington 98402
                  ------------------------------------ --------
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



  Gregory J. Lyons, Associate General Counsel        John V. O'Hanlon, Esq.
       Frank Russell Investment Company                   Dechert LLP
                 909 A Street                   200 Clarendon Street, 27th Floor
           Tacoma, Washington 98402               Boston, Massachusetts 02116
                 253-596-2406                             617-728-7100

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     (X)  on December 23, 2004 pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on __________________, pursuant to paragraph (a)(1)
     ( ) 75 days after filing pursuant to paragraph (a)(2) ( ) on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            PART A, PART B and PART C

         This Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A for Frank Russell Investment Company (Registration Nos. 2-71299 and 811-3153) incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to the 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund and 2040 Strategy Fund contained in Post-Effective Amendment No. 71 to Registration Nos. 2-71299 and 811-3153, which was filed with the Securities and Exchange Commission on September 15, 2004 and which was incorporated by reference in Post-Effective Amendment No. 72 to Registration Nos. 2-71299 and 811-3153, which was filed with the Securities and Exchange Commission on November 24, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 72 to December 23, 2004.

         The   Registrant's   updated   Prospectus,   Statement  of   Additional
Information and Other Information will be filed pursuant to Rule 485(b) on or before December 23, 2004.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 74 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 17th day of December, 2004.

                                            FRANK RUSSELL INVESTMENT COMPANY
                                                        Registrant


                                            By:  /s/ Greg J. Stark
                                                 -------------------------------
                                                 Greg J. Stark, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 2004.

Signatures                              Signatures


/s/ Greg J. Stark                                         *
-----------------------------------     -----------------------------------
Greg J. Stark, President and            Mark E. Swanson, Treasurer, in his
Chief Executive Officer                 capacity as Chief Accounting Officer


                  *                                       *
-----------------------------------     -----------------------------------
Lynn L. Anderson, Trustee               Paul E. Anderson, Trustee



                  *                                       *
-----------------------------------     -----------------------------------
Kristianne Blake, Trustee               Daniel P. Connealy, Trustee



                                                          *
-----------------------------------     -----------------------------------
Jonathan Fine, Trustee                  Lee C. Gingrich, Trustee


                  *                                       *
-----------------------------------     -----------------------------------
Michael J. Phillips, Trustee            Raymond P. Tennison, Jr., Trustee


                  *
-----------------------------------
Julie W. Weston, Trustee


-----------------------------------
/s/ Mary Beth Rhoden
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 68 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2004.